Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets
Schedule of intangible assets

	Intangible
	Assets	Total

	(USD in thousands)
Cost at December 31, 2021	$93	$93
Additions during the year	—	—
Exchange rate adjustments	(6)	(6)
Cost at December 31, 2022	87	87
Amortization at December 31, 2021	—	—
Impairment for the year	(87)	(87)
Exchange rate adjustments	—	—
Amortization at December 31, 2022	(87)	(87)
Carrying amount at December 31, 2022	$—	$—

	Intangible
	Assets	Total

	(USD in thousands)
Cost at December 31, 2020	$100	$100
Additions during the year	—	—
Exchange rate adjustments	(7)	(7)
Cost at December 31, 2021	93	93
Amortization at December 31, 2020	—	—
Amortization for the year	—	—
Exchange rate adjustments	—	—
Amortization at December 31, 2021	—	—
Carrying amount at December 31, 2021	$93	$93